Finance income and costs - Summary Of Finance Income (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Finance Income [Abstract]
Interest on term deposits	₽ 76,202	₽ 90,270		₽ 60,012
Interest on loans to related parties				10,912
Other finance income	562	332
Total finance income	₽ 76,764	₽ 90,602	[1]	₽ 70,924	[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.